INCOME TAXES (Components of the Income Tax Expense (Recovery)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Current:
Current income tax expenses	$ 931	$ 434
Deferred:
Deferred income tax expense (recovery)	$ (148)	$ 1,841